Performance Management - Hull Tactical US ETF	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On January 4, 2021, the Fund’s investment strategy expanded to permit the Fund to enter into S&P 500® Options and, on January 31, 2022, the Fund’s investment strategy expanded to permit the Fund to enter into Equity Options; therefore, the performance shown for periods prior to those dates may have differed had the Fund’s current investment strategies been in effect during those periods. In addition, prior to its Reorganization into the Trust, the Predecessor Fund, although investing in certain options instruments, had not fully implemented its options strategy, but has made progress toward achieving that goal since the Reorganization was consummated. Consequently, even though the stated investment objective of the Fund as set forth in its prospectus is identical to that of the Predecessor Fund, and their principal investment strategies are substantially similar, the future performance of the Fund may deviate from the historical performance of the Predecessor Fund, for better or for worse, because of the expansion of the Fund’s option strategy in connection with the Reorganization. Updated performance information is available online at http://www.hulltacticalfunds.com or by calling toll-free 844-484-2484.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]

Bar Chart Footnotes [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)[1]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	18.79%	Q2/2020
Lowest Return	-23.42%	Q1/2020

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	18.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(23.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Hull Tactical US ETF	1 Year	5 Year	Since Inception (06-24-2015)
Return Before Taxes	24.54%	15.16%	11.10%
Return After Taxes on Distributions[2]	19.00%	12.60%	8.79%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.67%	11.23%	7.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)[3]	25.02%	14.53%	13.40%

(1)	The Fund is the accounting successor of Hull Tactical US ETF, a series of Exchange Traded Concepts Trust which commenced operations on June 24, 2015, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction consummated on June 2, 2023 (the “Reorganization”), the Fund acquired the assets and liabilities of the Predecessor Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to June 2, 2023 represent the performance of the Predecessor Fund. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
(3)	The S&P 500® Index is market-cap weighted index of 500 leading U.S. companies covering approximately 80% of available market capitalization and is widely regarded as the best single gauge of large-cap U.S. equities.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	http://www.hulltacticalfunds.com
Performance Availability Phone [Text]	844-484-2484